International Income Portfolio

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Corporate Bonds — 4.6%

Security	Principal Amount (000’s omitted)		Value
Iceland — 4.2%
Arion Banki HF, 6.00%, 4/12/24(1)	ISK	100,000	$808,916
Islandsbanki HF, 6.40%, 10/26/23	ISK	40,000	324,060
Landsbankinn HF, 5.00%, 11/23/2(1)	ISK	120,000	952,272

Total Iceland			$2,085,248

India — 0.4%
Indian Railway Finance Corp., Ltd., 3.57%, 1/21/32(1)	USD	200	$199,840

Total India			$199,840

Total Foreign Corporate Bonds (identified cost $2,355,381)			$2,285,088

Sovereign Government Bonds — 57.2%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.0%
Republic of Albania, 3.50%, 11/23/31(1)	EUR	450	$496,950

Total Albania			$496,950

Australia — 7.3%
Australian Capital Territory, 1.25%, 5/22/2 (1)	AUD	2,350	$1,648,175
New South Wales Treasury Corp., 4.00%, 5/20/26(1)	AUD	2,500	1,935,010

Total Australia			$3,583,185

China — 4.8%
China Development Bank, 3.30%, 3/3/26	CNY	12,130	$1,957,364
China Government Bond, 3.53%, 10/18/51	CNY	2,520	413,904

Total China			$2,371,268

Croatia — 1.7%
Croatia Government International Bond, 1.75%, 3/4/41(1)	EUR	750	$830,585

Total Croatia			$830,585

Dominican Republic — 0.0%(2)
Dominican Republic, 8.00%, 1/15/27(1)	DOP	1,050	$17,145

Total Dominican Republic			$17,145

Egypt — 2.9%
Arab Republic of Egypt, 8.875%, 5/29/50(1)	USD	600	$515,621
Egypt Government Bond, 14.483%, 4/6/26	EGP	14,034	896,981

Total Egypt			$1,412,602

Honduras — 1.0%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	475	$485,692

Total Honduras			$485,692

Security	Principal Amount (000’s omitted)		Value
Iceland — 0.1%
Republic of Iceland, 5.00%, 11/15/28	ISK	3,916	$31,536

Total Iceland			$31,536

India — 1.8%
Export-Import Bank of India, 2.25%, 1/13/31(1)	USD	1,000	$909,829

Total India			$909,829

Indonesia — 4.9%
Indonesia Government Bond:
6.50%, 2/15/31	IDR	924,000	$64,375
7.00%, 9/15/30	IDR	13,415,000	959,813
7.50%, 6/15/35	IDR	13,699,000	1,002,041
Indonesia Government International Bond, 3.85%, 10/15/30	USD	375	407,402

Total Indonesia			$2,433,631

Italy — 4.7%
Italy Buoni Poliennali Del Tesoro, 0.00%, 8/1/26(1)	EUR	2,100	$2,307,786

Total Italy			$2,307,786

Ivory Coast — 0.8%
Ivory Coast Government International Bond, 6.625%, 3/22/48(1)	EUR	350	$376,072

Total Ivory Coast			$376,072

Malaysia — 3.5%
Malaysia Government Bond, 3.726%, 3/31/26	MYR	7,000	$1,701,116

Total Malaysia			$1,701,116

Mongolia — 0.4%
Mongolia Government International Bond, 5.125%, 4/7/26(1)	USD	200	$203,316

Total Mongolia			$203,316

New Zealand — 4.6%
New Zealand Government Bond:
2.75%, 5/15/51	NZD	420	$264,776
3.00%, 9/20/30(1)(3)	NZD	2,546	2,021,370

Total New Zealand			$2,286,146

Philippines — 1.5%
Republic of the Philippines, 6.25%, 1/14/36	PHP	34,000	$739,970

Total Philippines			$739,970

Romania — 0.8%
Romania Government International Bond, 3.375%, 1/28/50(1)	EUR	405	$397,458

Total Romania			$397,458

Serbia — 4.1%
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	187,260	$2,017,001

Total Serbia			$2,017,001

South Africa — 4.0%
Republic of South Africa, 10.50%, 12/21/26	ZAR	27,560	$1,984,158

Total South Africa			$1,984,158

Security	Principal Amount (000’s omitted)		Value
South Korea — 3.9%
Korea Treasury Bond, 4.00%, 12/10/31	KRW	2,096,500	$1,946,787

Total South Korea			$1,946,787

Ukraine — 3.4%
Ukraine Government International Bond, 15.84%, 2/26/25	UAH	47,635	$1,670,806

Total Ukraine			$1,670,806

Total Sovereign Government Bonds (identified cost $29,183,004)			$28,203,039

U.S. Government Agency Mortgage-Backed Securities — 0.3%

Security	Principal Amount		Value
Federal National Mortgage Association:
4.043%, (COF + 1.78%) with maturity at 2035(4)		$144,063	$153,982

			$153,982

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $145,740)			$153,982

Short-Term Investments — 47.8%

Sovereign Government Securities — 2.9%

Security	Principal Amount (000’s omitted)		Value
Egypt — 2.9%
Egypt Treasury Bill:
0.00%, 4/12/22	EGP	7,950	$496,608
0.00%, 6/28/22	EGP	15,400	938,824

Total Egypt			$1,435,432

Total Sovereign Government Securities (identified cost $1,429,774)			$1,435,432

U.S. Treasury Obligations — 22.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill:
0.00%, 2/03/22		$1,000	$999,998
0.00%, 2/10/22(5)		4,700	4,699,967
0.00%, 2/24/22(5)		5,300	5,299,898

Total U.S. Treasury Obligations (identified cost $10,999,832)			$10,999,863

Affiliated Fund — 22.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(6)	11,110,829	$11,109,718

Total Affiliated Fund (identified cost $11,109,718)		$11,109,718

Total Short-Term Investments (identified cost $23,539,324)		$23,545,013

Total Purchased Options — 0.0%(2) (identified cost $32,900)		$5,409

Total Investments — 109.9% (identified cost $55,256,349)		$54,192,531

Other Assets, Less Liabilities — (9.9)%		$(4,894,364)

Net Assets — 100.0%		$49,298,167

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities is $14,106,037 or 28.6% of the Portfolio’s net assets.

(2)	Amount is less than 0.05%.

(3)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2022.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

Purchased Call Options — 0.0%(2)

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value
2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	23,500,000	1.09%	1/4/23	$5,409

Total						$5,409

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
INR	18,000,000	USD	239,910	2/3/22	$1,283
NZD	422,101	USD	276,814	2/3/22	925
NZD	250,000	USD	163,950	2/3/22	548
PHP	43,000,000	USD	839,844	2/3/22	3,707
USD	240,077	INR	18,000,000	2/3/22	(1,116)
USD	302,206	NZD	422,101	2/3/22	24,467
USD	178,989	NZD	250,000	2/3/22	14,491
USD	846,457	PHP	43,000,000	2/3/22	2,906
AUD	3,657,925	USD	2,706,777	2/10/22	(120,373)
INR	20,117,400	USD	268,339	2/10/22	1,062
INR	8,803,000	USD	117,412	2/10/22	472
INR	572,700	USD	7,639	2/10/22	31
USD	3,989,671	AUD	5,391,623	2/10/22	177,425
USD	284,846	NZD	407,663	2/22/22	16,683
SEK	4,950,000	USD	558,143	3/1/22	(27,178)
INR	14,306,900	USD	188,411	3/8/22	2,655
RUB	23,300,000	USD	310,876	3/15/22	(13,016)
RUB	24,300,000	USD	324,092	3/15/22	(13,449)
RUB	59,400,000	USD	791,295	3/15/22	(31,945)
EUR	212,258	USD	240,059	3/16/22	(1,377)
EUR	367,641	USD	415,793	3/16/22	(2,384)
EUR	576,875	USD	652,432	3/16/22	(3,741)
EUR	18,708,427	USD	21,158,798	3/16/22	(121,333)
USD	6,763,776	EUR	5,980,473	3/16/22	38,786
USD	3,568,122	EUR	3,154,903	3/16/22	20,461
USD	2,674,191	EUR	2,364,497	3/16/22	15,335
USD	2,105,364	EUR	1,861,545	3/16/22	14,011
USD	2,363,651	EUR	2,089,920	3/16/22	13,554
USD	1,194,993	EUR	1,056,602	3/16/22	6,853
USD	884,271	EUR	781,865	3/16/22	5,071
USD	877,344	EUR	775,740	3/16/22	5,031
USD	871,864	EUR	770,895	3/16/22	5,000
USD	717,799	EUR	634,672	3/16/22	4,116
USD	498,491	EUR	440,762	3/16/22	2,859
IDR	4,258,872,705	USD	294,569	3/17/22	1,673
IDR	3,056,359,465	USD	211,286	3/17/22	1,310
IDR	3,194,155,000	USD	220,896	3/17/22	1,285
USD	726,841	IDR	10,509,387,170	3/17/22	(4,179)
USD	817,708	ZAR	13,418,611	3/18/22	(55,331)
USD	1,082,944	ZAR	17,334,150	4/6/22	(34,842)
SEK	24,900,000	USD	2,745,708	4/13/22	(73,180)
IDR	919,607,199	USD	63,826	4/18/22	(47)
IDR	8,660,050,475	USD	601,058	4/18/22	(441)
JPY	870,912,077	USD	7,660,815	4/18/22	(86,148)
USD	287,746	IDR	4,160,000,000	4/18/22	(771)
USD	982,000	JPY	113,273,700	4/18/22	(3,186)
KRW	556,618,900	USD	466,356	4/21/22	(5,378)
USD	1,802,248	NZD	2,690,204	4/26/22	34,898
INR	18,000,000	USD	237,151	5/2/22	1,291

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
USD	163,662	NZD	250,000	5/2/22	$(555)
USD	276,326	NZD	422,101	5/2/22	(938)
USD	832,768	PHP	43,000,000	5/3/22	(2,370)

					$(185,089)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,276,433	USD	1,444,580	Bank of America, N.A.	2/4/22	$—	$(10,514)
PLN	416,309	EUR	89,858	Bank of America, N.A.	2/4/22	1,053	—
PLN	419,459	EUR	90,554	Citibank, N.A.	2/4/22	1,042	—
PLN	416,309	EUR	89,835	HSBC Bank USA, N.A.	2/4/22	1,078	—
PLN	2,800,000	EUR	604,673	Standard Chartered Bank	2/4/22	6,731	—
PLN	1,747,923	EUR	377,513	Standard Chartered Bank	2/4/22	4,156	—
PLN	600,000	EUR	129,587	Standard Chartered Bank	2/4/22	1,426	—
USD	1,457,778	EUR	1,309,000	Standard Chartered Bank	2/4/22	—	(12,877)
CZK	6,800,000	EUR	267,388	Standard Chartered Bank	2/18/22	12,918	—
CZK	6,500,000	EUR	255,704	Standard Chartered Bank	2/18/22	12,222	—
CZK	2,300,000	EUR	90,517	Standard Chartered Bank	2/18/22	4,282	—
CZK	1,900,000	EUR	74,706	Standard Chartered Bank	2/18/22	3,615	—
CZK	1,200,000	EUR	47,200	Standard Chartered Bank	2/18/22	2,264	—
CZK	3,200,000	EUR	126,004	Standard Chartered Bank	2/22/22	5,806	—
CZK	2,200,000	EUR	86,587	Standard Chartered Bank	2/22/22	4,037	—
CZK	1,900,000	EUR	74,770	Standard Chartered Bank	2/22/22	3,497	—
HUF	44,917,512	EUR	120,508	BNP Paribas	2/23/22	6,203	—
HUF	37,200,000	EUR	99,751	BNP Paribas	2/23/22	5,194	—
HUF	30,700,000	EUR	82,430	HSBC Bank USA, N.A.	2/23/22	4,165	—
HUF	30,800,000	EUR	82,732	HSBC Bank USA, N.A.	2/23/22	4,141	—
HUF	20,500,000	EUR	55,038	HSBC Bank USA, N.A.	2/23/22	2,787	—
HUF	102,400,000	EUR	274,721	Standard Chartered Bank	2/23/22	14,146	—
HUF	20,000,000	EUR	53,761	UBS AG	2/23/22	2,645	—
SGD	2,140,000	USD	1,584,188	HSBC Bank USA, N.A.	2/28/22	—	(308)
HUF	19,413,043	EUR	52,211	Bank of America, N.A.	3/1/22	2,492	—
HUF	10,715,880	EUR	28,753	Bank of America, N.A.	3/1/22	1,451	—
HUF	19,200,000	EUR	51,547	HSBC Bank USA, N.A.	3/1/22	2,566	—
HUF	29,041,077	EUR	77,931	Standard Chartered Bank	3/1/22	3,923	—
HUF	33,800,000	EUR	90,860	Bank of America, N.A.	3/2/22	4,375	—
HUF	19,470,000	EUR	52,401	Bank of America, N.A.	3/2/22	2,450	—
HUF	16,700,000	EUR	44,932	Bank of America, N.A.	3/2/22	2,117	—
HUF	8,400,000	EUR	22,598	Citibank, N.A.	3/2/22	1,067	—
CNH	14,200,000	USD	2,229,409	Goldman Sachs International	3/21/22	—	(6,984)
USD	2,551,913	CNH	16,254,153	Goldman Sachs International	3/21/22	7,994	—
USD	2,441,319	CNH	15,571,000	Standard Chartered Bank	3/21/22	4,319	—
HUF	45,742,488	EUR	122,192	Citibank, N.A.	4/4/22	6,202	—

						$142,364	$(30,683)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
2/15/22	COP	350,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	$88,657	$(3,136)
2/17/22	COP	699,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	177,061	(4,467)
2/21/22	COP	291,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	73,712	(1,830)
2/21/22	COP	350,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	88,657	(2,201)
3/3/22	COP	303,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	76,752	(1,479)
3/10/22	COP	687,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	174,199	(2,306)
3/15/22	COP	1,056,780	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	267,689	458
3/17/22	COP	972,810	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	246,419	14
3/17/22	COP	233,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	59,020	153
3/18/22	COP	991,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	251,027	162
3/25/22	COP	303,665	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	76,920	1,081
3/29/22	COP	309,900	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	78,500	435
3/30/22	COP	1,056,780	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	267,689	721

						$(12,395)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation
Interest Rate Futures
Euro-Bobl	(15)	Short	3/8/22	$(2,228,476)	$30,165
Euro-Bund	(11)	Short	3/8/22	(2,089,854)	57,835
Euro-Buxl	(3)	Short	3/8/22	(685,192)	42,129
U.S. 5-Year Treasury Note	(2)	Short	3/31/22	(238,406)	1,078
U.S. 10-Year Treasury Note	(14)	Short	3/22/22	(1,791,563)	13,068
U.S. Long Treasury Bond	(1)	Short	3/22/22	(155,625)	2,707
U.S. Ultra-Long Treasury Bond	(1)	Short	3/22/22	(188,938)	4,625

					$151,607

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
EUR	280	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	$414
EUR	280	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	5,444

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$(3,674)
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	(3,674)
EUR	200	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	(2,485)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	16,145
EUR	200	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	10,893
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	16,339
USD	490	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	(5,358)
USD	800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(19,278)
USD	400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(9,883)
USD	450	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	2,431
USD	1,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	8,837
USD	880	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.89% (pays upon termination)	1/12/27	(5,547)
USD	880	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.90% (pays upon termination)	1/11/27	(5,510)
USD	380	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.98% (pays upon termination)	12/2/26	(4,648)
USD	1,860	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.00% (pays upon termination)	12/2/26	(20,802)

							$(20,356)

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
AUD	7,060	Pays	6-month AUD Bank Bill (pays semi-annually)	1.58% (pays semi-annually)	1/17/24	$(12,895)	$—	$(12,895)
CAD	2,610	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	2.19% (pays quarterly)	1/18/24	(1,776)	—	(1,776)
CAD	3,870	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	2.19% (pays quarterly)	1/18/24	(2,723)	—	(2,723)
CNY	24,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.76% (pays quarterly)	6/1/26	84,021	—	84,021
CNY	1,450	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.45% (pays quarterly)	12/16/26	2,282	—	2,282
COP	246,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.12% (pays quarterly)	11/26/25	1,508	—	1,508
COP	303,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	2,015	—	2,015
COP	310,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	1,861	—	1,861
COP	318,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	1,811	—	1,811
COP	347,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	2,502	—	2,502
COP	636,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	4,106	—	4,106
COP	651,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	3,297	—	3,297
COP	984,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	6,611	—	6,611
COP	1,017,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	23,305	—	23,305
COP	2,054,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	47,108	—	47,108
COP	480,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	10,546	—	10,546
COP	514,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	10,966	—	10,966
COP	1,526,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.18% (pays quarterly)	3/16/27	(2,440)	—	(2,440)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	129,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	$3,633	$—	$3,633
COP	181,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	5,114	—	5,114
COP	202,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	5,701	—	5,701
CZK	8,600	Receives	6-month CZK PRIBOR (pays semi-annually)	4.10% (pays annually)	3/16/27	228	—	228
GBP	2,200	Receives	1-day Sterling Overnight Index Average (pays annually)	0.87% (pays annually)	10/15/26	56,941	(64)	56,877
HUF	100,700	Receives	6-month HUF BUBOR (pays semi-annually)	5.12% (pays annually)	3/16/27	1,012	—	1,012
ILS	2,075	Receives	3-month ILS TELBOR (pays quarterly)	0.99% (pays annually)	3/16/27	7,589	—	7,589
INR	62,600	Receives	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	5.80% (pays semi-annually)	3/16/27	(1,394)	—	(1,394)
KRW	2,892,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(12,877)	—	(12,877)
KRW	4,556,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(20,703)	—	(20,703)
KRW	6,626,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(30,156)	—	(30,156)
MXN	27,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.11% (pays monthly)	5/5/25	(91,332)	—	(91,332)
MXN	24,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.70% (pays monthly)	10/3/29	(54,507)	—	(54,507)
NZD	3,780	Pays	3-month NZD Bank Bill (pays quarterly)	2.71% (pays semi-annually)	1/18/24	(5,424)	—	(5,424)
NZD	3,880	Pays	3-month NZD Bank Bill (pays quarterly)	2.69% (pays semi-annually)	1/18/24	(6,060)	—	(6,060)
PLN	1,300	Receives	6-month PLN WIBOR (pays semi-annually)	4.16% (pays annually)	3/16/27	1,236	—	1,236

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	70,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.37% (pays semi-annually)	10/17/29	$(30,536)	$—	$(30,536)
USD	2,240	Receives	SOFR (pays annually)	1.06% (pays annually)	12/2/26	35,651	—	35,651
USD	500	Receives	SOFR (pays annually)	1.39% (pays annually)	1/12/27	895	—	895
USD	500	Receives	SOFR (pays annually)	1.39% (pays annually)	1/13/27	1,003	—	1,003
USD	1,000	Receives	SOFR (pays annually)	1.33% (pays annually)	1/18/27	5,086	—	5,086
ZAR	7,800	Receives	3-month ZAR JIBAR (pays quarterly)	6.88% (pays quarterly)	3/16/27	(1,110)	—	(1,110)

Total						$52,095	$(64)	$52,031

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation
Barclays Bank PLC	RUB	30,500	Receives	3-month Moscow Prime Offered Rate (pays quarterly)	9.75% (pays annually)	3/16/27	$1,585

Total							$1,585

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$2,605	1.00% (pays quarterly)(1)	12/20/26	2.26%	$(145,375)	$148,084	$2,709
Brazil	651	1.00% (pays quarterly)(1)	12/20/26	0.82	6,303	(7,585)	(1,282)
Colombia	689	1.00% (pays quarterly)(1)	12/20/26	2.12	(34,386)	13,266	(21,120)
Greece	2,920	1.00% (pays quarterly)(1)	12/20/26	1.11	(11,549)	(27,438)	(38,987)
Mexico	689	1.00% (pays quarterly)(1)	12/20/26	1.05	(825)	(1,623)	(2,448)

Total	$7,554				$(185,832)	$124,704	$(61,128)

Credit Default Swaps – Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Barclays Bank PLC	$700	1.00% (pays quarterly)(1)	12/20/26	1.12	$(3,042)	$(817)	$(3,859)
Vietnam	Goldman Sachs International	300	1.00% (pays quarterly)(1)	6/20/24	0.66	2,765	(2,136)	629
Vietnam	Goldman Sachs International	200	1.00% (pays quarterly)(1)	12/20/26	1.12	(869)	(304)	(1,173)

Total		$1,200				$(1,146)	$(3,257)	$(4,403)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2022, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $8,754,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

COF	-	Cost of Funds 11th District

SOFR	-	Secured Overnight Financing Rate

Currency Abbreviations:

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

UAH	-	Ukrainian Hryvnia

USD	-	United States Dollar

ZAR	-	South African Rand

At January 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps and options contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

At January 31, 2022, the value of the Portfolio’s investment in affiliated funds was $11,109,718, which represents 22.6% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$54,663	$25,653,571	$(14,598,414)	$(102)	$—	$11,109,718	$1,237	11,110,829

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$—	$2,285,088	$—	$2,285,088
Sovereign Government Bonds	—	28,203,039	—	28,203,039
U.S. Government Agency Mortgage-Backed Securities	—	153,982	—	153,982
Short-Term Investments -
Sovereign Government Securities	—	1,435,432	—	1,435,432
U.S. Treasury Obligations	—	10,999,863	—	10,999,863
Affiliated Fund	—	11,109,718	—	11,109,718
Purchased Call Options	—	5,409	—	5,409
Total Investments	$—	$54,192,531	$—	$54,192,531
Forward Foreign Currency Exchange Contracts	$—	$560,553	$—	$560,553
Non-deliverable Bond Forward Contracts	—	3,024	—	3,024
Futures Contracts	151,607	—	—	151,607
Swap Contracts	—	397,184	—	397,184
Total	$151,607	$55,153,292	$—	$55,304,899

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(633,961)	$—	$(633,961)
Non-deliverable Bond Forward Contracts	—	(15,419)	—	(15,419)
Swap Contracts	—	(550,838)	—	(550,838)
Total	$—	$(1,200,218)	$—	$(1,200,218)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.